Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WORLD FUND
Prospectus Date	rr_ProspectusDate	Dec. 22, 2023
Document Created Date	dei_DocumentCreationDate	Feb. 06, 2024